Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Related parties
Outstanding Balances Related to Key Management Personnel

	Outstanding balances
	June 30,	December 31,
	2021	2020
Adi Hoess	0	2
Dr. Thomas Hecht	23	16
Ferdinand Verdonck	10	10
Dr. Ulrich Grau	13	14
Dr. Bernhard Ehmer	16	15
Uta Kemmerich-Keil	7	0
Harry Welten	12	8
Annalisa Jenkins	11	8
Mathieu Simon	9	7